Shareholder Report, Holdings (Details)	Mar. 31, 2025
Advisors Capital Active All Cap Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.15%
Advisors Capital Active All Cap Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Advisors Capital Total Return - Equity Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Advisors Capital Total Return - Equity Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Advisors Capital Total Return - Equity Fund | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Advisors Capital Total Return - Equity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
Advisors Capital Total Return - Equity Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.38%
Advisors Capital Total Return - Equity Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.88%
Advisors Capital Total Return - Equity Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.95%
Advisors Capital Total Return - Equity Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.09%
Advisors Capital Total Return - Equity Fund | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.07%
Advisors Capital Total Return - Equity Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.88%
Advisors Capital Total Return - Equity Fund | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Advisors Capital Total Return - Equity Fund | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Advisors Capital Total Return - Equity Fund | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Advisors Capital Tactical Fixed Income Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.89%
Advisors Capital Tactical Fixed Income Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Advisors Capital Small/Mid Cap Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Advisors Capital Small/Mid Cap Fund | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.53%
Advisors Capital Small/Mid Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%
Advisors Capital Small/Mid Cap Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.05%
Advisors Capital Small/Mid Cap Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.89%
Advisors Capital Small/Mid Cap Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Advisors Capital Small/Mid Cap Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.93%
Advisors Capital Small/Mid Cap Fund | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Advisors Capital Small/Mid Cap Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
Advisors Capital Growth Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.52%
Advisors Capital Growth Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	5.48%
Advisors Capital International Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Advisors Capital International Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	6.48%
Advisors Capital International Fund | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.19%
Advisors Capital International Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Advisors Capital International Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Advisors Capital International Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.47%
Advisors Capital International Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.26%
Advisors Capital International Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Advisors Capital International Fund | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Advisors Capital International Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Advisors Capital International Fund | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.31%